SCHEDULE OF RECONCILIATION OF DEFERRED REVENUE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract Liabilities
Contract liabilities, beginning balance	$ 1,731,378	$ 2,750,137
Addition	3,830,631	1,265,624
Revenue earned	(1,675,664)	(2,284,383)
Contract liabilities, ending balance	$ 3,886,345	$ 1,731,378